Derivative Financial Instruments and Hedging Activities - Summary of Interest Rate Swaps Designated as Fair Value Hedges (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	$ (98,976)	$ 174,524
Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Notional	5,600	8,900
Designated as Hedging Instrument [Member] | Interest Rate Swaps [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Notional	5,572	8,937
Fair Value	$ (351)	$ (765)